STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015
Statements Of Operations
Revenues
Cost of revenues
Gross profit
Selling, General and Administrative expenses	$ 14	$ 14	$ 98	$ 63
Operating loss	$ (14)	$ (14)	$ (98)	$ (63)
Other expenses, net
Loss before taxes on income	$ (14)	$ (14)	$ (98)	$ (63)
Taxes on income
Net Loss	$ (14)	$ (14)	$ (98)	$ (63)
Loss per share - basic and diluted:
Net loss per share, basic and diluted	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
Weighted average common shares outstanding, basic and diluted	9,054,000	9,054,000	7,449	9,054